Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of carrying values and estimated fair values of debt instruments
The carrying values and estimated fair values of our financial instruments at September 30, 2023 and December 31, 2022 are as follows:

		September 30, 2023		December 31, 2022
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	727,133	727,133	878,838	878,838
Restricted cash and short-term deposits (1) (3)	Level 1	132,462	132,462	134,043	134,043
Trade accounts receivable (3)	Level 1	34,832	34,832	41,545	41,545
Interest receivable from money-market deposits and bank accounts (3)	Level 1	5,428	5,428	3,617	3,617
Receivable from TTF linked commodity swap derivatives (3)	Level 1	7,581	7,581	4,638	4,638
Receivable from IRS derivatives (3)	Level 1	2,280	2,280	1,923	1,923
Investment in listed equity securities (4)	Level 1	—	—	224,788	224,788
Trade accounts payable (3)	Level 1	(14,829)	(14,829)	(8,983)	(8,983)
Assets held for sale (note 11)	Level 2	14,979	14,979	721	721
Liabilities held for sale	Level 2	—	—	(373)	(373)
Current portion of long-term debt and short-term debt (3) (5) (6)	Level 2	(328,043)	(328,043)	(344,960)	(344,960)
Long-term debt (5) (6)	Level 2	(735,785)	(735,785)	(706,290)	(706,290)
Long-term debt - Unsecured Bonds (5) (7)	Level 1	(138,725)	(136,644)	(159,029)	(158,092)

Derivatives:
Oil and gas derivative instruments (8)	Level 2	264,869	264,869	378,979	378,979
Asset on IRS derivatives (9)	Level 2	58,277	58,277	54,970	54,970
Asset on TTF linked commodity swap derivatives (9)	Level 2	69,729	69,729	113,368	113,368

(1) These instruments carrying value are highly liquid and deemed reasonable estimates of fair value.

(2) Included within cash and cash equivalents of $727.1 million and $878.8 million are $635.7 million and $634.2 million held in short-term money-market deposits as of September 30, 2023 and December 31, 2022, respectively. During the nine months ended September 30, 2023 and 2022, we earned interest income on short-term money-market deposits of $26.6 million and $2.3 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) Investment in listed equity securities refers to our former NFE Shares (note 14) wherein fair value was based on the NFE closing share price as of the balance sheet date.

(5) Our debt obligations are recorded at amortized cost. The amounts presented in the table above are gross of the deferred financing costs of $24.9 million and $21.0 million at September 30, 2023 and December 31, 2022, respectively.

(6) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are calculated on a quarterly basis.

(7) The estimated fair value of our Unsecured Bonds are based on their quoted market prices as of the balance sheet date.
(8) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. (9) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.
Schedule of designated cash flow hedges
As of September 30, 2023, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for SOFR as summarized below:

Instrument	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	719,583	June 2024 to November 2029	1.69% - 2.37%

Schedule of net investment hedges, statements of financial performance and financial position, location

Instrument	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	3,226,002	2023 - 2024	$49.50 to $51.20
Receiving floating, pay fixed	3,226,002	2023 - 2024	$20.55 to $22.00